Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Long-term debt	$ 419	$ 359
Transportation	41
Power infrastructure	9
Interest obligations	27
Office lease	201
Decommissioning liability	129
Total	826
2019 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	17
Transportation	12
Power infrastructure	7
Interest obligations	17
Office lease	33
Decommissioning liability	12
Total	98
2020 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	374
Transportation	8
Power infrastructure	2
Interest obligations	8
Office lease	33
Decommissioning liability	11
Total	436
2021 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	17
Transportation	5
Interest obligations	1
Office lease	33
Decommissioning liability	11
Total	67
2022 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	8
Transportation	4
Interest obligations	1
Office lease	33
Decommissioning liability	11
Total	57
2023 [member]
Disclosure of commitments and contingencies [line items]
Transportation	3
Office lease	33
Decommissioning liability	10
Total	46
Thereafter [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	3
Transportation	9
Office lease	36
Decommissioning liability	74
Total	$ 122